UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     April 29, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   63

Form13F Information Table Value Total:     $   165,010(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES S&P GLOBAL 100 INDEX   COM              464287572      445     6100 SH       Sole                                       6100
VANGUARD ALL WORLD INDX        COM              922042775     1725    32000 SH       Sole                                      32000
AMER EXPRESS                   COM              025816109     6794   155400 SH       Sole                                     155400
AMGEN                          COM              031162100      251     6000 SH       Sole                                       6000
ANHEUSER BUSCH COMPANIES       COM              035229103     4147    87400 SH       Sole                                      87400
AT & T CORP                    COM              00206R102      536    14000 SH       Sole                                      14000
BANKAMERICA                    COM              060505104     1926    50800 SH       Sole                                      50800
CITIGROUP                      COM              172967101      835    39000 SH       Sole                                      39000
FEDERAL EXPRESS                COM              31428X106     6121    66050 SH       Sole                                      66050
GENERAL ELECTRIC               COM              369604103     7535   203600 SH       Sole                                     203600
HEWLETT PACKARD                COM              428236103      539    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     7006   250500 SH       Sole                                     250500
ILLINOIS TOOLS WORKS           COM              452308109     1206    25000 SH       Sole                                      25000
INTEL                          COM              458140100     2724   128600 SH       Sole                                     128600
JOHNSON & JOHNSON              COM              478160104     5238    80750 SH       Sole                                      80750
JOHNSON CONTROLS INC           COM              478366107     4457   131850 SH       Sole                                     131850
LOWE'S                         COM              548661107     1460    63650 SH       Sole                                      63650
MICROSOFT                      COM              594918104     4727   166550 SH       Sole                                     166550
NII HOLDINGS                   COM              62913F201      896    28200 SH       Sole                                      28200
OFFICE DEPOT                   COM              676220106      326    29500 SH       Sole                                      29500
PEPSICO                        COM              713448108     4332    60000 SH       Sole                                      60000
PROCTER & GAMBLE               COM              742718109     4894    69850 SH       Sole                                      69850
STARBUCKS                      COM              855244109      901    51500 SH       Sole                                      51500
VALERO ENERGY                  COM              91913Y100     2662    54200 SH       Sole                                      54200
WAL MART STORES                COM              931142103     1306    24800 SH       Sole                                      24800
WASTE MGT                      COM              94106L109     1695    50500 SH       Sole                                      50500
DOW JONES INDEX                COM              252787106     6555    53550 SH       Sole                                      53550
FINANCIAL SECTOR SPDR          COM              81369Y605     1368    55000 SH       Sole                                      55000
ISHARES S&P 100 INDEX          COM              464287101     4252    69300 SH       Sole                                      69300
POWERSHARES QQQ INDEX          COM              73935A104      774    17700 SH       Sole                                      17700
S&P 500 INDEX                  COM              78462F103    17902   135650 SH       Sole                                     135650
S&P MIDCAP 400 INDEX           COM              595635103      325     2300 SH       Sole                                       2300
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2775   123900 SH       Sole                                     123900
VANGUARD LARGE CAP             COM              922908637     1850    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     3633    62700 SH       Sole                                      62700
GERDAU AMERISTEEL ADR          ADR              37373P105     1191    84400 SH       Sole                                      84400
BANCO BILBAO VIZCAYA           ADR              05946K101      330    15000 SH       Sole                                      15000
BP AMOCO                       ADR              055622104      576     9500 SH       Sole                                       9500
ING GROEP                      ADR              456837103      374    10000 SH       Sole                                      10000
NOVARTIS ADR                   ADR              66987V109     3033    59200 SH       Sole                                      59200
ROYAL DUTCH SHELL              ADR              780259206     1773    25700 SH       Sole                                      25700
SAP AG ADR                     ADR              803054204     1269    25600 SH       Sole                                      25600
TOTAL ADR                      ADR              89151E109     1591    21500 SH       Sole                                      21500
UBS AG                         ADR              H89231338      242     8400 SH       Sole                                       8400
VODAFONE GROUP PLC ADR         ADR              92857W209      354    12000 SH       Sole                                      12000
DJ STOXX 50 FUND               COM              78463X103     2875    61450 SH       Sole                                      61450
ISHARES GERMANY INDEX          COM              464286806     1134    36000 SH       Sole                                      36000
ISHARES MSCI AUSTRIA INDEX     COM              464286202     2796    83150 SH       Sole                                      83150
ISHARES MSCI EAFE INDEX        COM              464287465      640     8900 SH       Sole                                       8900
ISHARES S&P 350 EUROPE         COM              464287861     1129    10750 SH       Sole                                      10750
CEMEX ADR                      ADR              151290889     1260    48245 SH       Sole                                      48245
FEMSA ADR                      ADR              344419106     2549    61000 SH       Sole                                      61000
GRUPO TELEVISA ADR             ADR              40049j206      679    28000 SH       Sole                                      28000
TELMEX ADR                     ADR              879403780      816    21700 SH       Sole                                      21700
BANCOLOMBIA SA                 ADR              05968L102     1025    28900 SH       Sole                                      28900
CANON INC-ADR                  ADR              138006309     1623    35000 SH       Sole                                      35000
HONDA MOTOR ADR                ADR              438128308     3580   124250 SH       Sole                                     124250
TOYOTA ADR                     ADR              892331307     5937    58850 SH       Sole                                      58850
BARCLAYS MSCI INDIA            COM              06739F291     2674    40600 SH       Sole                                      40600
ISHARES MSCI JAPAN             COM              464286848     1726   139500 SH       Sole                                     139500
ISHARES SINGAPORE              COM              464286673     3007   235500 SH       Sole                                     235500
ISHARES SOUTH KOREA            COM              464286772     3096    55500 SH       Sole                                      55500
STREETTRACKS GOLD              COM              863307104     3616    40000 SH       Sole                                      40000